Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		7 Months Ended
	Nov. 19, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Feb. 24, 2026	Dec. 31, 2025
Common stock, shares authorized		450,000,000		450,000,000		450,000,000
Preferred stock, shares authorized		50,000,000		50,000,000		50,000,000
Common stock, shares issued		11,215,546		11,215,546		11,216,546
Common stock, shares outstanding		10,239,194		10,239,194		10,418,859
Unvested restricted common shares		1,000		1,000
Aggregate purchase price		$ 663	$ 270
Non-cash compensation expense			$ 142
Non-Tradable Warrants [Member]
Warrant issued					107,143
Common Shares Repurchase Program [Member]
Common stock repurchase authorized amount	$ 3,000
Common stock repurchase period	1 year
Number of shares repurchased		178,665		245,669
Share price		$ 3.45		$ 3.45
Aggregate purchase price		$ 900
Amount available for repurchase of shares		$ 2,100		$ 2,100
Stock repurchase program expiration		November 2026
2015 Equity Incentive Plan [Member]
Decrease in common stock issued and outstanding		1,000
Award outstanding		0		0
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized		1,000,000		1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding